General Information	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
General Information
1.	General Information
The consolidated financial statements have been prepared by KT Corporation, the “Controlling Company,” by consolidating 83 subsidiaries (collectively referred to as the “Group”), including BC Card Co., Ltd. Further details are provided in Note 1.2. The terms “Controlling Company” and “Subsidiaries” used in the note are adopted from International Financial Reporting Standards (“IFRS”) 10 - Consolidated Financial Statements.

1.1	The Controlling Company
KT Corporation (the “Controlling Company”) commenced operations on January 1, 1982, when it spun off from the Korea Communications Commission (formerly the Korean Ministry of Information and Communications) to provide telecommunication services and to engage in the development of advanced communications services under the Act of Telecommunications of Korea. The address of the Controlling Company’s registered office is 90,
Buljeong-ro,
Bundang-gu,
Seongnam City, Gyeonggi Province, Korea.
On October 1, 1997, upon the announcement of the Government-Investment Enterprises Management Basic Act and the Privatization Law, the Controlling Company became a government-funded institution under the Commercial Code of Korea.
On December 23, 1998, the Controlling Company’s shares were listed on the Korea Exchange.
On May 29, 1999, the Controlling Company issued 24,282,195 additional shares and issued American Depository Shares (ADS), which represents new shares and 20,813,311 government-owned shares, on the New York Stock Exchange. On July 2, 2001, additional ADS representing 55,502,161 government-owned shares were issued on the New York Stock Exchange.
In 2002, the Controlling Company acquired all government-owned shares in accordance with the Korean government’s privatization plan. As of December 31, 2024, the Korean government no longer owns any shares in the Controlling Company.

1.2	Consolidated Subsidiaries
(1) The consolidated subsidiaries as of December 31, 2023 and 2024, are as follows:

			Controlling Interest 1 (%)
Subsidiary	Type of business	Location	December 31, 2023	December 31, 2024	Closing month
KT Linkus Co., Ltd.	Public telephone maintenance	Korea	92.4%	92.4%	December
KT Telecop Co., Ltd.	Security service	Korea	86.8%	92.7%	December
KT Alpha Co., Ltd. 4	Data communication	Korea	73.0%	73.0%	December
KT Service Bukbu Co., Ltd.	Opening services of fixed line	Korea	67.3%	67.3%	December
KT Service Nambu Co., Ltd.	Opening services of fixed line	Korea	77.3%	77.3%	December
KT Commerce Inc.	B2C, B2B service	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.3	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.4	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.5	Investment fund	Korea	100.0%	100.0%	December
BC-VP Strategic Investment Fund No.1	Investment fund	Korea	100.0%	100.0%	December
BC Card Co., Ltd.	Credit card business	Korea	69.5%	69.5%	December
VP Inc. 4	Payment security service for credit card, others	Korea	72.2%	72.2%	December
H&C Network	Call center for financial sectors	Korea	100.0%	100.0%	December

			Controlling Interest 1 (%)
Subsidiary	Type of business	Location	December 31, 2023	December 31, 2024	Closing month
BC Card China Co., Ltd.	Software development and data processing	China	100.0%	100.0%	December
INITECH Co., Ltd. 4	Internet banking ASP and security solutions	Korea	63.9%	67.3%	December
Smartro Co., Ltd.	VAN (Value Added Network) business	Korea	64.5%	64.5%	December
KTDS Co., Ltd. 4	System integration and maintenance	Korea	91.6%	91.6%	December
KT M&S Co., Ltd.	PCS distribution	Korea	100.0%	100.0%	December
GENIE Music Corporation 2	Online music production and distribution	Korea	36.0%	36.0%	December
KT MOS Bukbu Co., Ltd. 4	Telecommunication facility maintenance	Korea	100.0%	100.0%	December
KT MOS Nambu Co., Ltd. 4	Telecommunication facility maintenance	Korea	98.4%	98.4%	December
KT Skylife 4	Satellite TV	Korea	50.6%	50.5%	December
Skylife TV Co., Ltd.	TV contents provider	Korea	100.0%	100.0%	December
KT Estate Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT Investment Management Inc.	Asset management, real estate, and consulting services	Korea	100.0%	100.0%	December
KT GDH Co., Ltd.	Data center development and related service	Korea	100.0%	100.0%	December
KT Sat Co., Ltd.	Satellite communication business	Korea	100.0%	100.0%	December
Nasmedia Co., Ltd. 2,4	Solution provider and IPTV advertisement sales business	Korea	44.1%	44.1%	December
KT Sports Co., Ltd.	Management of sports teams	Korea	100.0%	100.0%	December
KT Music Contents Fund No.2	Music and contents investment business	Korea	100.0%	100.0%	December
KTCS Corporation 2,4	Database and online information provider	Korea	34.1%	34.1%	December
KTIS Corporation 2,4	Database and online information provider	Korea	33.3%	33.3%	December
KT M Mobile Co., Ltd.	Special category telecommunications operator and sales of communication device	Korea	100.0%	100.0%	December
KT Investment Co., Ltd.	Financing business for new technology	Korea	100.0%	100.0%	December
PlayD Co., Ltd.	Advertising agency	Korea	70.4%	70.4%	December
Next Connect PFV	Residential building development and supply	Korea	100.0%	100.0%	December
KT Rwanda Networks Ltd.	Network install management	Rwanda	51.0%	51.0%	December
AOS Ltd.	System integration and maintenance	Rwanda	51.0%	51.0%	December
KT Japan Co., Ltd.	Foreign investment business and local counter work	Japan	100.0%	100.0%	December
East Telecom LLC	Wireless/fixed line internet business	Uzbekistan	91.6%	91.6%	December
KT America, Inc.	Foreign investment business and local counter work	USA	100.0%	100.0%	December

			Controlling Interest 1 (%)
Subsidiary	Type of business	Location	December 31, 2023	December 31, 2024	Closing month
PT. BC Card Asia Pacific	Software development and supply	Indonesia	99.9%	99.9%	December
KT Hong Kong Telecommunications Co., Ltd.	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Korea Telecom Singapore Pte. Ltd.	Foreign investment business and local counter work	Singapore	100.0%	100.0%	December
Texnoprosistem LLC	Fixed line internet business	Uzbekistan	100.0%	100.0%	December
Nasmedia Thailand Co., Ltd.	Internet advertising solution	Thailand	99.9%	99.9%	December
KT Huimangjieum	Manufacturing	Korea	100.0%	100.0%	December
K-REALTY RENTAL HOUSING REIT 3	Residential building	Korea	88.6%	88.6%	December
Storywiz Co., Ltd.	Contents and software development and supply	Korea	100.0%	100.0%	December
KT Engineering Co., Ltd.	Telecommunication facility construction and maintenance	Korea	100.0%	100.0%	December
KT Studio Genie Co., Ltd.	Data communication service and data communication construction business	Korea	90.9%	90.9%	December
KHS Corporation	Operation and maintenance of facilities	Korea	100.0%	100.0%	December
HCN Co., Ltd.	Cable television service	Korea	100.0%	100.0%	December
Millie Seojae 2	Book contents service	Korea	30.2%	38.7%	December
KT ES Pte. Ltd.	Foreign investment business	Singapore	57.6%	68.8%	December
Epsilon Global Communications PTE. Ltd.	Network service industry	Singapore	100.0%	100.0%	December
Epsilon Telecommunications (SP) PTE. Ltd.	Fixed line telecommunication business	Singapore	100.0%	100.0%	December
Epsilon Telecommunications (US) PTE. Ltd.	Fixed line telecommunication business	Singapore	100.0%	100.0%	December
Epsilon Telecommunications Limited	Fixed line telecommunication business	UK	100.0%	100.0%	December
Epsilon Telecommunications (HK) Limited	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Epsilon US Inc.	Fixed line telecommunication business	USA	100.0%	100.0%	December
Epsilon Telecommunications (BG) EOOD	Employee support service	Bulgaria	100.0%	100.0%	December
Nasmedia-KT Alpha Future Growth Strategic Investment Fund	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund 6	Investment fund	Korea	100.0%	100.0%	December
Altimedia Corporation	Software development and delivery	Korea	100.0%	100.0%	December
Altimidia B.V.	Software development and delivery	Netherlands	100.0%	100.0%	December
Altimidia Vietnam	Software development and delivery	Vietnam	100.0%	100.0%	December
BCCARD VIETNAM LTD.	Software sales business	Vietnam	100.0%	100.0%	December
KTP SERVICES INC.	Fixed line telecommunication business	Philippines	100.0%	100.0%	December
KT RUS LLC	Foreign investment business	Russia	100.0%	100.0%	December
Hangang Real Estate Investment Trust No. 24	Investment fund	Korea	75.0%	75.0%	December

			Controlling Interest 1 (%)
Subsidiary	Type of business	Location	December 31, 2023	December 31, 2024	Closing month
KT DX VIETNAM COMPANY LIMITED	Software development	Vietnam	100.0%	100.0%	December
kt Cloud Co., Ltd.	Information and communications development	Korea	92.7%	92.7%	December
PT CRANIUM ROYAL ADITAMA	Software development	Indonesia	67.0%	67.0%	December
Open cloud lab Co., Ltd.	IT consulting service and Telecommunication equipment sales	Korea	100.0%	100.0%	December
KT Living, Inc. (formerly KD Living, Inc.)	Residential building management	Korea	100.0%	100.0%	December
K-Realty Qualified Private Real Estate Investment Trust No. 1 3	Real estate management	Korea	6.5%	6.5%	December
AQUA RETAIL VIETNAM COMPANY LIMITED	E-voucher issuance and trading business	Vietnam	100.0%	100.0%	December
K-Realty Qualified Private Real Estate Investment Trust No. 4	Real estate management	Korea	93.9%	93.9%	December
BC Strategic Investment Fund 2	Investment fund	Korea	—	100.0%	December
K-Logis Hwaseong Inc.	Residential building development and supply	Korea	—	80.0%	December
kt netcore. Co. Ltd.	Telecommunication facility maintenance and service business	Korea	—	100.0%	December
kt p&m	Information and communications development and Electrical design corporation	Korea	—	100.0%	December

1	Sum of the interests owned by the Controlling Company and subsidiaries.
2
Although the Controlling Company owns less than 50% of the interest in
Nasmedia Co., Ltd., KTCS Corporation and KTIS Corporation, Millie Seojae, and GENIE Music Corporation, these entities are consolidated as the Controlling Company can exercise the majority of voting rights in its decision-making process at all times, based on voting patterns at previous shareholders’ meetings.

3
Although the Controlling Company owns less than 50% interest in
K-Realty
Qualified Private Real Estate Investment Trust No. 1, this entity is consolidated by comprehensively considering the criteria for determining control, such as ‘power’, ‘variable profit’, and ‘relationship between power and variable profit’, rather than simply judging by the interests owned by the Controlling Company.

4	The number of treasury stock held by subsidiaries are deducted from the total number of shares when calculating the controlling percentage interest.
(2) Changes in Scope of Consolidation

Subsidiaries newly included and excluded in the consolidation during the year ended December 31, 2024:

Changes	Location	Name of subsidiary	Reason
Included	Korea	BC Strategic Investment Fund 2	Newly established
Included	Korea	K-Logis Hwaseong Inc.	Newly established
Included	Korea	kt netcore. Co. Ltd.	Newly established
Included	Korea	kt p&m	Newly established
Excluded	Korea	Lolab Co., Ltd.	Shares disposed
Excluded	Korea	Pocheon Jeonggyori Development Co., Ltd.	Liquidated
Excluded	Vietnam	KT HEALTHCARE VINA COMPANY LIMITED	Shares disposed
Excluded	Korea	KT NEXR Co., Ltd.	Merged
Excluded	Korea	Juice	Shares disposed

(3)	Summarized information for consolidated subsidiaries as at and for the years ended December 31, 2022, 2023 and 2024, is as follows:

(In millions of Korean won)	December 31, 2022				2022 3
	Total assets		Total liabilities		Operating revenues		Profit(loss) for the period
KT Linkus Co., Ltd.	￦	47,734	￦	47,498	￦	76,135	￦	(614)
KT Submarine Co., Ltd.		120,255		7,884		42,848		(12,126)
KT Telecop Co., Ltd.		370,004		230,965		517,406		4,267
KT Alpha Co., Ltd. 1 (KT Hitel Co., Ltd.)		406,236		172,211		516,737		13,115
KT Service Bukbu Co., Ltd.		74,673		65,820		252,304		3,227
KT Service Nambu Co., Ltd.		80,450		66,479		301,720		3,067
BC Card Co., Ltd. 1		5,666,075		4,109,200		3,897,090		148,341
H&C Network		82,737		6,640		27,392		992
Nasmedia Co., Ltd. 1		516,945		275,730		153,211		27,691
KTDS Co., Ltd. 1		401,932		228,474		723,161		30,941
KT M&S Co., Ltd.		255,310		204,336		730,802		8,105
KT MOS Bukbu Co., Ltd.		38,684		22,553		83,085		4,607
KT MOS Nambu Co., Ltd.		42,011		25,416		83,330		5,035
KT Skylife Co., Ltd. 1		1,359,166		503,679		1,038,468		20,941
KT Estate Inc. 1		2,480,333		833,842		478,188		58,780
KT GDH Co., Ltd.		12,059		1,596		4,323		451
KT Sat Co., Ltd.		677,980		89,644		185,313		28,073
KT Sports Co., Ltd.		28,220		15,461		65,350		(7,302)
KT Music Contents Fund No.2		15,718		277		1,040		735
KT-Michigan Global Content Fund		2,371		27		33		(1,095)
KT M Mobile Co., Ltd.		152,114		49,816		262,918		4,731
KT Investment Co., Ltd. 1		103,354		79,182		15,136		2,840
KTCS Corporation 1		419,726		228,618		1,031,010		17,634
KTIS Corporation		396,208		199,204		536,229		15,917
Next Connect PFV		624,734		277,967		3		(3,712)
KT Japan Co., Ltd. 1		1,888		3,141		3,263		226
KT America, Inc.		5,945		843		8,070		37
KT Rwanda Networks Ltd. 2		126,721		267,369		30,834		(27,467)
AOS Ltd. 2		10,972		905		8,049		1,274
KT Hong Kong Telecommunications Co., Ltd.		10,505		4,768		20,413		51
KT Huimangjieum 1		6,984		2,582		22,860		494
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		141,463		89,853		258,435		10,302
KT Studio Genie Co., Ltd. 1		987,270		268,911		723,580		189,498
Lolab Co., Ltd.		35,091		17,247		74,881		(7,985)
East Telecom LLC 1		42,691		21,645		27,030		6,419
KT ES Pte. Ltd. 1		240,721		88,640		78,815		(23,957)
KTP SERVICES INC.		3,832		2,044		776		(255)
Altimedia Corporation 1		44,861		15,777		47,203		6,035
KT RUS LLC 1		967		16		5		(871)
KT DX Vietnam Company Limited		1,815		6		—		26
kt cloud Co., Ltd. 1		1,348,684		245,872		432,118		14,712

1	As intermediate controlling companies, financial information from their consolidated financial statements is presented.
2	Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3	Profit or loss is included from the date of acquisition of control to the end of the reporting period.

(In millions of Korean won)	December 31, 2023				2023 3
	Total assets		Total liabilities		Operating revenues		Profit(loss) for the period
KT Linkus Co., Ltd.	￦	64,178	￦	63,452	￦	81,645	￦	821
KT Telecop Co., Ltd.		375,596		235,947		527,015		5,728
KT Alpha Co., Ltd.		443,639		191,254		437,308		19,352
KT Service Bukbu Co., Ltd.		63,760		55,360		242,119		1,212
KT Service Nambu Co., Ltd.		71,576		58,745		291,170		1,354
BC Card Co., Ltd. 1		6,352,878		4,722,432		4,027,450		76,545
H&C Network		81,107		4,863		27,205		1,814
Nasmedia Co., Ltd. 1		513,311		262,336		147,934		17,703
KTDS Co., Ltd. 1		393,667		202,067		727,477		33,971
KT M&S Co., Ltd.		258,477		209,075		695,856		3,783
KT MOS Bukbu Co., Ltd.		50,750		28,431		101,428		8,457
KT MOS Nambu Co., Ltd.		46,839		26,012		101,422		5,749
KT Skylife Co., Ltd. 1		1,220,842		479,369		1,034,342		(109,407)
KT Estate Inc. 1		2,746,546		1,121,970		511,018		871
KT GDH Co., Ltd.		7,760		1,501		4,346		648
KT Sat Co., Ltd.		699,607		88,524		182,274		30,502
KT Sports Co., Ltd.		26,615		11,299		66,309		(12,386)
KT Music Contents Fund No.2		5,558		1,772		534		(992)
KT M Mobile Co., Ltd.		176,838		69,317		301,049		5,605
KT Investment Co., Ltd. 1		83,638		57,420		24,976		2,180
KTCS Corporation 1		434,900		234,850		1,035,911		15,804
KTIS Corporation		447,609		243,519		593,162		13,922
Next Connect PFV		946,687		629,809		—		(29,889)
KT Japan Co., Ltd. 1		2,015		3,341		2,793		(110)
KT America, Inc.		6,013		701		8,928		133
KT Rwanda Networks Ltd. 2		134,847		313,787		26,788		(57,628)
AOS Ltd. 2		10,763		1,983		8,287		128
KT Hong Kong Telecommunications Co., Ltd.		11,142		5,121		19,373		143
KT Huimangjieum 1		8,073		2,715		17,687		1,012
KT Engineering Co., Ltd.		160,243		104,005		262,063		5,327
KT Studio Genie Co., Ltd. 1		989,187		259,413		542,955		13,507
Lolab Co., Ltd.		42,744		37,838		173,035		(12,938)
East Telecom LLC 1		48,483		22,632		30,350		7,723
KT ES Pte. Ltd. 1		117,009		90,392		87,865		(124,850)
KTP SERVICES INC.		2,967		919		671		235
Altimedia Corporation 1		48,381		12,374		45,035		7,352
KT RUS LLC		501		10		1		(378)
KT DX VIETNAM COMPANY LIMITED		1,694		102		82		(207)
kt cloud Co., Ltd. 1		1,983,972		503,241		679,825		63,956
KT HEALTHCARE VINA COMPANY LIMITED		12,730		439		—		(721)
K-Realty Qualified Private Real Estate Investment Trust No. 1		80,266		50,693		4,682		(1,037)
AQUA RETAIL VIETNAM COMPANY LIMITED		1,202		62		16		(248)

1	As intermediate controlling companies, financial information from their consolidated financial statements is presented.
2	Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3	Profit or loss is included from the date of acquisition of control to the end of the reporting period.

(In millions of Korean won)	December 31, 2024				2024 3
	Total assets		Total liabilities		Operating revenues		Profit (loss) for the period
KT Linkus Co., Ltd.	￦	54,247	￦	55,750	￦	79,171	￦	(1,726)
KT Telecop Co., Ltd.		400,437		253,509		532,687		8,793
KT Alpha Co., Ltd.		464,180		201,902		421,191		20,682
KT Service Bukbu Co., Ltd.		56,706		56,846		228,816		(6,665)
KT Service Nambu Co., Ltd.		57,827		51,826		285,634		(5,881)
BC Card Co., Ltd. 1		5,961,047		4,196,724		3,806,858		141,149
H&C Network		59,808		5,039		26,188		1,868
Nasmedia Co., Ltd. 1		492,782		252,707		143,639		(3,884)
KTDS Co., Ltd. 1		388,812		179,630		721,962		34,883
KT M&S Co., Ltd.		261,539		193,526		807,735		19,681
KT MOS Bukbu Co., Ltd.		50,262		32,012		103,410		1,287
KT MOS Nambu Co., Ltd.		51,458		28,427		103,765		3,719
KT Skylife Co., Ltd. 1		1,040,188		463,594		1,026,644		(156,033)
KT Estate Inc. 1		2,740,463		1,099,622		555,984		24,290
KT GDH Co., Ltd.		7,998		1,462		3,977		303
KT Sat Co., Ltd.		733,574		92,877		188,412		30,741
KT Sports Co., Ltd.		23,299		7,435		83,888		859
KT Music Contents Fund No. 2		5,508		1,589		199		134
KT M Mobile Co., Ltd.		195,196		74,570		347,933		13,142
KT Investment Co., Ltd. 1		84,369		56,721		19,355		1,621
KTCS Corporation 1		435,066		232,129		1,122,264		6,814
KTIS Corporation		469,932		261,826		604,479		11,862
Next Connect PFV		1,429,260		1,133,891		137		(21,508)
KT Japan Co., Ltd. 1		1,750		3,289		2,897		(180)
KT America, Inc.		6,843		614		7,445		192
KT Rwanda Networks Ltd. 2		131,362		341,313		21,624		(21,025)
AOS Ltd. 2		14,305		19,422		10,768		643
KT Hong Kong Telecommunications Co., Ltd.		9,105		1,680		16,917		423
KT Huimangjieum 1		8,854		2,275		19,285		1,338
KT Engineering Co., Ltd.		183,753		123,132		333,874		2,634
KT Studio Genie Co., Ltd. 1		880,509		212,683		452,685		(29,364)
East Telecom LLC 1		75,828		40,371		38,100		6,938
KT ES Pte. Ltd. 1		78,800		59,114		93,358		(79,014)
KTP SERVICES INC.		3,257		750		718		272
Altimedia Corporation 1		45,287		11,919		36,774		290
KT RUS LLC		420		—		1		(31)
KT DX VIETNAM COMPANY LIMITED		1,568		120		469		(262)
kt Cloud Co., Ltd. 1		2,061,020		542,569		784,284		35,676
K-Realty Qualified Private Real Estate Investment Trust No. 1		79,220		50,681		4,358		(1,034)
AQUA RETAIL VIETNAM COMPANY LIMITED		1,903		497		531		(827)
kt netcore. Co. Ltd.		61,213		79		—		134
kt p&m		10,029		96		—		(67)

1	As intermediate controlling companies, financial information from their consolidated financial statements is presented.
2	Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3	Profit or loss is included from the date of acquisition of control to the end of the reporting period.